Long-Term Debt and Other Financial Liabilities, Piraeus Bank Loan Facility (Details) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 12, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 218,551	$ 218,551	$ 173,289
Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity	$ 16,850
Term of loan			5 years
Balloon payment		6,100	$ 6,100
Minimum liquidity to be maintained in earnings account		850	$ 850
Market value of vessels plus additional security as percentage of aggregate outstanding loan			1.30
Balance outstanding		$ 16,850	$ 16,850
Piraeus Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment			4
Installment payment			$ 1,000
Piraeus Bank Loan Facility [Member] | Second Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment			2
Installment payment			$ 750
Piraeus Bank Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment			14
Installment payment			$ 375
Piraeus Bank Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio			85.00%
Piraeus Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.05%	2.95%	3.05%